August 21, 2009

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	ING Prime Rate Trust (25,000,000 Common Shares)

File Nos. 333-161328 and 811-05410

ING Prime Rate Trust (5,000,000 Common Shares)

File Nos. 333-161327 and 811-05410

Dear Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this is to certify that the Prospectuses and Statement of Additional Information for ING Prime Rate Trust that would be filed pursuant to 497(c) under the Securities Act of 1933, as amended, would not have differed from those contained in the Form N-2 filing filed on August 13, 2009 under the Securities Act of 1933, as amended.

Please contact Kim Springer at (480) 477-2674 or the undersigned at (480) 477-2649 if you have any questions or comments.

Sincerely,

/s/ Paul A. Caldarelli
Paul A. Caldarelli Senior Counsel ING U.S. Legal Services

Attachments

7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258-2034	Tel: 480-477-3000 Fax: 480-477-2744	www.ingfunds.com